Scout Funds

Scout Stock Fund

Supplement dated January 8, 2013 to the Prospectus dated October 31, 2012, as revised December 31, 2012

Effective as of the close of business on January 31, 2013, Larry L. Valencia will no longer serve as a portfolio manager for the Scout Stock Fund.  Therefore, effective as of the close of business on January 31, 2013, all references to Mr. Valencia in the Prospectus are deleted.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Funds

Scout Stock Fund

Supplement dated January 8, 2013 to the Prospectus dated October 31, 2012

Effective as of the close of business on January 31, 2013, Larry L. Valencia will no longer serve as a portfolio manager for the Scout Stock Fund.  Therefore, effective as of the close of business on January 31, 2013, all references to Mr. Valencia in the Prospectus are deleted.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Funds

Scout Stock Fund

Supplement dated January 8, 2013 to the Statement of Additional Information (“SAI”) dated October 31, 2012, as revised December 31, 2012

Effective as of the close of business on January 31, 2013, Larry L. Valencia will no longer serve as a portfolio manager for the Scout Stock Fund.  Therefore, effective as of the close of business on January 31, 2013, all references to Mr. Valencia in the SAI are deleted.

You should keep this Supplement for future reference.  Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.

Scout Funds

Scout Stock Fund

Supplement dated January 8, 2013 to the Statement of Additional Information (“SAI”) dated October 31, 2012

Effective as of the close of business on January 31, 2013, Larry L. Valencia will no longer serve as a portfolio manager for the Scout Stock Fund.  Therefore, effective as of the close of business on January 31, 2013, all references to Mr. Valencia in the SAI are deleted.

You should keep this Supplement for future reference.  Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.